May 22, 2002

                               MPAM FUNDS TRUST
             - MPAM MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                                  (the "Fund")

                           SUPPLEMENT TO PROSPECTUS
                              DATED MAY 22, 2002

                The Fund currently is not offering its shares for sale to investors.

                                                                      MPAMs0502